Average Annual Total Returns - Xtrackers International Real Estate ETF	Xtrackers International Real Estate ETF before tax Inception Date	Xtrackers International Real Estate ETF before tax 1 Year	Xtrackers International Real Estate ETF before tax 5 Years	Xtrackers International Real Estate ETF before tax Since Inception	Xtrackers International Real Estate ETF After tax on distributions 1 Year	Xtrackers International Real Estate ETF After tax on distributions 5 Years	Xtrackers International Real Estate ETF After tax on distributions Since Inception	Xtrackers International Real Estate ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers International Real Estate ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers International Real Estate ETF After tax on distributions and sale of fund shares Since Inception	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (reflects no deductions for fees, expenses or taxes) 1 Year	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (reflects no deductions for fees, expenses or taxes) 5 Years	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 01, 2013	(6.25%)	6.67%	4.86%	(7.17%)	5.93%	3.73%	(3.34%)	5.15%	3.51%	(6.44%)	7.27%	5.38%	10.65%	8.93%	5.32%